Report Of The Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - IFRS 9 - USD ($)
$ in Millions
	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,251,833	$ 2,160,680
Personal Lending Sector | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 309,733
ECL coverage	0.20%
Personal Lending Sector | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 133,553
ECL coverage	0.10%
Personal Lending Sector | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 80,373
ECL coverage	0.00%
Personal Lending Sector | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,466
ECL coverage	0.10%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 300,492
Collateral value	$ 1,266
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 131,227
Collateral value	$ 493
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79,480
Collateral value	$ 284
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,331
Collateral value	$ 8
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 299,072
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 130,646
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79,180
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,321
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,420
ECL coverage	0.10%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 581
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 300
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 160,563
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – LTV ratio: less than 50% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 66,834
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 54,262
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – LTV ratio: less than 50% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,060
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 51,415
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,937
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,591
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,382
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40,273
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17,480
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,979
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,473
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,383
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,086
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,986
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,113
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,191
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,824
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,637
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 158
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,247
ECL coverage	0.10%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,485
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,725
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 135
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 808
ECL coverage	0.10%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 334
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 256
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 184
ECL coverage	0.20%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 428
ECL coverage	0.20%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 201
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,293
Collateral value	$ 118
ECL coverage	1.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,280
Collateral value	$ 44
ECL coverage	1.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 868
Collateral value	$ 1
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,440
Collateral value	$ 4
ECL coverage	0.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,170
ECL coverage	1.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,234
ECL coverage	1.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 867
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,435
ECL coverage	0.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 123
ECL coverage	2.90%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46
ECL coverage	0.20%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5
ECL coverage	0.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,334
ECL coverage	0.70%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 917
ECL coverage	0.90%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 699
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 814
ECL coverage	0.10%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 932
ECL coverage	1.10%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 113
ECL coverage	3.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 74
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 268
ECL coverage	0.40%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 853
ECL coverage	1.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 105
ECL coverage	2.20%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 43
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 231
ECL coverage	0.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 586
ECL coverage	1.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39
ECL coverage	3.40%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79
ECL coverage	0.90%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 331
ECL coverage	1.70%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27
ECL coverage	3.10%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32
ECL coverage	1.60%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 134
ECL coverage	2.40%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33
ECL coverage	1.50%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11
ECL coverage	0.80%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 76
ECL coverage	1.50%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44
ECL coverage	0.10%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3
ECL coverage	0.50%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17
ECL coverage	4.50%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1
ECL coverage	4.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30
ECL coverage	5.30%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1
ECL coverage	0.60%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments not credit-impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,948
Collateral value	$ 372
ECL coverage	15.10%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,046
Collateral value	$ 20
ECL coverage	11.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25
Collateral value	$ 0
ECL coverage	0.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 695
Collateral value	$ 22
ECL coverage	1.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,557
ECL coverage	12.30%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,023
ECL coverage	10.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25
ECL coverage	0.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 671
ECL coverage	1.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 391
ECL coverage	33.60%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23
ECL coverage	15.80%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24
ECL coverage	0.40%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,255
ECL coverage	13.60%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 638
ECL coverage	7.80%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24
ECL coverage	0.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – LTV ratio: less than 50% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 219
ECL coverage	0.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 359
ECL coverage	8.30%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 151
ECL coverage	11.30%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 107
ECL coverage	0.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 336
ECL coverage	12.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 119
ECL coverage	18.40%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 105
ECL coverage	1.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 280
ECL coverage	9.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 70
ECL coverage	14.80%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 114
ECL coverage	0.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 190
ECL coverage	9.40%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33
ECL coverage	19.40%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 81
ECL coverage	1.20%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 137
ECL coverage	19.80%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12
ECL coverage	45.90%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45
ECL coverage	2.20%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 73
ECL coverage	17.40%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10
ECL coverage	14.30%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14
ECL coverage	0.60%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68
ECL coverage	24.20%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5
ECL coverage	26.40%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6
ECL coverage	0.30%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – greater than 120% | Partially collateralised | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 250
ECL coverage	40.80%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – greater than 120% | Partially collateralised | UK | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8
ECL coverage	11.10%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – greater than 120% | Partially collateralised | Hong Kong | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Personal Lending Sector | Financial instruments credit-impaired after purchase or origination | Lifetime expected credit losses | – greater than 120% | Partially collateralised | US | Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4
ECL coverage	0.20%